SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR (Details) $ in Thousands, $ in Thousands		6 Months Ended						12 Months Ended
		Jun. 30, 2025 USD ($)		Jun. 30, 2025 SGD ($)		Jun. 30, 2024 SGD ($)		Dec. 31, 2024 SGD ($)	Jun. 30, 2025 SGD ($)
Concentration Risk [Line Items]
Purchase amount		$ 3,826		$ 4,866		$ 7,908
Supplier A [Member]
Concentration Risk [Line Items]
Purchase amount		651		828		875
Accounts payable			[1]							[1]
Supplier B [Member]
Concentration Risk [Line Items]
Purchase amount		495		629	[2]	619
Accounts payable		88						117	112
Supplier C [Member]
Concentration Risk [Line Items]
Purchase amount	[2]
Accounts payable		65						80	83
Supplier D [Member]
Concentration Risk [Line Items]
Accounts payable		67						[1]	$ 85
Customer A [Member]
Concentration Risk [Line Items]
Revenues		794		1,010		5,159
Accounts receivable		329		419				1,592
Customer B [Member]
Concentration Risk [Line Items]
Revenues		847		1,077		1,230
Accounts receivable		393		500				573
Customer C [Member]
Concentration Risk [Line Items]
Revenues		638		811			[3]
Accounts receivable			[4]		[4]			$ 762

[1]	Accounts payable from relevant supplier was less than 10% of the Group’s total accounts payable for the respective period.
[2]	Purchase from relevant supplier was less than 10% of the Group’s total purchase for the respective period.
[3]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective period.
[4]	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective period.